SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets to Employee defined contribution plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of long lived assets
Impairment loss	$ 0	$ 0	$ 0
Employee defined contribution plan
Employee benefit expenses	$ 2,584,392	$ 2,984,251	$ 2,223,493